RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
NOTES PAYABLE - RELATED PARTIES
RELATED PARTY TRANSACTIONS

24.RELATED PARTY TRANSACTIONS

Leases

Neo Street Partners LLC, a company partially owned by an executive and board member of the Company, entered into a five-year lease with a subsidiary of the Company. The lease, which commenced in October 2018, provides for an initial annual base rent payment of $213,049 increasing to $243,491 for years two to five. Rent expense for the years ended December 31, 2022 and 2021 were $243,491 and $243,491, respectively.

3645 Long Beach LLC, a company partially owned by an executive and board member of the Company, entered into a five-year lease with a subsidiary of the Company. The lease, which commenced in December 2019, provides for an initial annual base rent payment of $64,477 increasing to $69,352 for year two and increasing five percent per annum thereafter. Rent expense for the years ended December 31, 2022 and 2021 were $73,412 and $69,352, respectively.

Isla Vista GHG LLC, a company partially owned by executives and board members of the Company, entered into a ten-year lease with a subsidiary of the Company. The lease, which commences on the first calendar day after the Company publicly announces the opening of the retail location at the leased property (the “Commencement Date”), provides for an initial monthly rent of $5,000 starting April 19, 2022 until the Commencement Date. Effective on the Commencement Date, the initial annual base rent payment will be $144,000 and increasing three percent per annum thereafter. Rent expense for the years ended December 31, 2022 and 2021 were $59,417 and nil, respectively.

In August 2022, the Kazan Trust dated December 10, 2004, a trust owned by an executive and board member of the Company, acquired partial ownership of a real estate entity that entered into a ten-year lease with a subsidiary of the Company. The lease, which commenced in July 2022, provides for an initial annual base rent payment of $36,489 increasing three percent per annum thereafter. Rent expense for the years ended December 31, 2022 and 2021 were $12,163 and nil, respectively.

Consulting Agreement

Beach Front Property Management Inc., a company that is majority-owned by an executive and board member of the Company, entered into a consulting agreement with the Company dated September 28, 2020. The monthly consulting fee is $10,860 for M&A advisory and assistance and real estate acquisition and financing services. The agreement may be terminated by either party for any/or no reason without penalty upon seven days written notice. Consulting fees for the years ended December 31, 2022 and 2021 were $130,320 and $130,320, respectively.

Refer to “Note 18– Notes Payable - Related Parties” for additional information around the notes payable for the year ended December 31, 2021.